Provisions for Legal Proceedings (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Brazils [Member] | Civil [Member]
Provisions for Legal Proceedings [Line Items]
Provision classified as probable loss	$ 649